FINANCIAL INSTRUMENTS (Fair Value Hierarchy) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Oct. 05, 2016	Jan. 31, 2013
Assets:
Available-for-sale securities	$ 93,802	$ 118,489
Available-for-sale Securities, Current	93,802	118,489
Derivative Asset, Noncurrent	8,347	6,042
Financial instruments (short-term): at fair value	108	110
Interest rate/currency swap contracts - long term receivables		6,042
Total assets	102,257	124,641
Liabilities:
Floating rate NOK bonds due 2017	0	65,955
Floating Rate NOK Bonds due 2019		86,026
Long-term debt	1,522,900	1,580,006
Financial instruments (short-term): at fair value	503	39,309
Total liabilities	517,517	678,318
US dollar 350 Million Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Interest rate				3.25%
Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Interest rate			5.75%
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale securities		118,489
Total assets	93,802	118,489
Liabilities:
Floating rate NOK bonds due 2017		65,955
Floating Rate NOK Bonds due 2019		86,026
Total liabilities	468,396	577,553
Significant Other Observable Inputs (Level 2) [Member] | Recurring Basis [Member]
Assets:
Interest rate/currency swap contracts - long term receivables		6,042
Total assets	8,455	6,152
Liabilities:
Interest rate/ currency swap contracts – long-term payables		61,456
Total liabilities	49,121	100,765
Significant Unobservable Inputs (Level 3) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale securities		0
Total assets	0	0
Liabilities:
Total liabilities	0	0
Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Long-term debt	63,218
Senior Unsecured Convertible Bonds Due 2018 [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Liabilities:
Unsecured convertible bonds		201,206
Estimate of Fair Value Measurement [Member]
Assets:
Available-for-sale securities		118,489
Swap contracts short term receivables fair value disclosure		110
Interest rate/currency swap contracts - long term receivables		6,042
Liabilities:
Floating rate NOK bonds due 2017	0	65,955
Floating Rate NOK Bonds due 2019	92,709	86,026
Floating Rate NOK Bonds due 2020	61,306	0
Interest rate/ currency swap contracts – short-term payables		39,309
Interest rate/ currency swap contracts – long-term payables		61,456
Estimate of Fair Value Measurement [Member] | Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring Basis [Member]
Assets:
Available-for-sale Securities, Current	93,802
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds	71,662	201,206
Estimate of Fair Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Unsecured convertible bonds	242,719	224,366
Reported Value Measurement [Member]
Assets:
Available-for-sale securities		118,489
Swap contracts short term receivables fair value disclosure		110
Derivative Asset, Noncurrent	108
Interest rate/currency swap contracts - long term receivables		6,042
Liabilities:
Floating rate NOK bonds due 2017	0	65,445
Floating Rate NOK Bonds due 2019		87,801
Interest rate/ currency swap contracts – short-term payables	503	39,309
Interest rate/ currency swap contracts – long-term payables	48,618	61,456
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds Due 2018 [Member]
Liabilities:
Unsecured convertible bonds		184,202
Reported Value Measurement [Member] | Senior Unsecured Convertible Bonds due 2021 [Member]
Liabilities:
Long-term debt	$ 225,000	225,000
Unsecured convertible bonds		$ 225,000